Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Other reserves [member]	Total [member]	Non- controlling interests [member]
Equity at beginning of period at Dec. 31, 2014	£ 4,936	£ 1,339	£ 2,759	£ (2,074)	£ 2,239	£ 4,263	£ 673
Profit after taxation for the year	8,372			8,422		8,422	(50)
Other comprehensive (expense)/income for the year	(487)			(520)	25	(495)	8
Total comprehensive income for the year	7,885			7,902	25	7,927	(42)
Distributions to non-controlling interests	(237)						(237)
Dividends to shareholders	(3,874)			(3,874)		(3,874)
Gains on transfer of net assets into Consumer Healthcare Joint Venture	2,891			2,891		2,891
Consumer Healthcare Joint Venture put option	(6,204)			(6,204)		(6,204)
Changes in non-controllinginterests	3,370						3,370
Loss on transfer of equity investment to investment in associate	(229)			(229)		(229)
Ordinary Shares issued	73	1	72			73
Ordinary Shares acquired by ESOP Trusts	(99)				(99)	(99)
Write-down of shares held by ESOP Trusts				(175)	175
Share-based incentive plans	356			356		356
Tax on share-based incentive plans	10			10		10
Equity at end of period at Dec. 31, 2015	8,878	1,340	2,831	(1,397)	2,340	5,114	3,764
Profit after taxation for the year	1,062			912		912	150
Other comprehensive (expense)/income for the year	962			284	75	359	603
Total comprehensive income for the year	2,024			1,196	75	1,271	753
Distributions to non-controlling interests	(534)						(534)
Dividends to shareholders	(4,850)			(4,850)		(4,850)
Recognition of liabilities with non-controlling interests	(2,172)			(2,013)		(2,013)	(159)
De-recognition of liabilities with non-controlling interests	1,244			1,244		1,244
Changes in non-controllinginterests	32			17		17	15
Ordinary Shares issued	89	2	87			89
Ordinary Shares acquired by ESOP Trusts	(74)		36	466	(576)	(74)
Write-down of shares held by ESOP Trusts				(381)	381
Share-based incentive plans	319			319		319
Tax on share-based incentive plans	7			7		7
Equity at end of period at Dec. 31, 2016	4,963	1,342	2,954	(5,392)	2,220	1,124	3,839
Profit after taxation for the year	2,169			1,532		1,532	637
Other comprehensive (expense)/income for the year	713			899	(37)	862	(149)
Total comprehensive income for the year	2,882			2,431	(37)	2,394	488
Distributions to non-controlling interests	(789)						(789)
Contribution from non-controlling interests	21						21
Dividends to shareholders	(3,906)			(3,906)		(3,906)
Changes in non-controllinginterests	(2)						(2)
Ordinary Shares issued	56	1	55			56
Ordinary Shares acquired by ESOP Trusts	(65)		10	581	(656)	(65)
Write-down of shares held by ESOP Trusts				(520)	520
Share-based incentive plans	333			333		333
Tax on share-based incentive plans	(4)			(4)		(4)
Equity at end of period at Dec. 31, 2017	£ 3,489	£ 1,343	£ 3,019	£ (6,477)	£ 2,047	£ (68)	£ 3,557